UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glenrock Inc.

Address:  623 Fifth Ave, Suite 3101
          New York, New York 10022


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Katz
Title:    President
Phone:    212-808-7387

Signature, Place and Date of Signing:

  /s/ Michael Katz               New York, New York          February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $107,174
                                         (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5        COL 6   COL 7            COLUMN 8

                            TITLE OF                      VALUE      SHRS OR   SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP       (x1000)    PRN AMT   PRN CALL   DSCRTN  MGRS     SOLE      SHARED    NONE

ACCENTURE PLC IRELAND       SHS CLASS A       G1151C101   4,150        100,000 SH         SOLE              100,000
ANADARKO PETE CORP          COM               032511107   6,242        100,000 SH         SOLE              100,000
APPLIED MATLS INC           COM               038222105   3,847        276,000 SH         SOLE              276,000
BARRICK GOLD CORP           COM               067901108   3,820         97,000 SH         SOLE               97,000
BJS WHOLESALE CLUB INC      COM               05548J106   4,236        129,500 SH         SOLE              129,500
DELL INC                    COM               24702R101   3,231        225,000 SH         SOLE              225,000
GENCORP INC                 COM               368682100   4,795        685,000 SH         SOLE              685,000
GENCORP INC                 SDCV 2.250%11/1   368682AL4   3,000      3,000,000 PRN        SOLE            3,000,000
HOLOGIC INC                 COM               436440101   6,061        418,000 SH         SOLE              418,000
INTERPUBLIC GROUP COS INC   COM               460690100   4,576        620,000 SH         SOLE              620,000
J CREW GROUP INC            COM               46612H402   4,921        110,000      PUT
LILLY ELI & CO              COM               532457108   1,178         33,000 SH         SOLE               33,000
MARINER ENERGY INC          COM               56845T305   5,399        465,000 SH         SOLE              465,000
MEDTRONIC INC               COM               585055106   2,793         63,500 SH         SOLE               63,500
MICRON TECHNOLOGY INC       COM               595112103   3,084        292,000 SH         SOLE              292,000
MICROSOFT CORP              COM               594918104   4,542        149,000 SH         SOLE              149,000
NABORS INDUSTRIES LTD       SHS               G6359F103   4,050        185,000 SH         SOLE              185,000
NEWMARKET CORP              COM               651587107   9,951         86,700     CALL   SOLE                  867
PATTERSON UTI ENERGY INC    COM               703481101   4,145        270,000 SH         SOLE              270,000
PFIZER INC                  COM               717081103   1,182         65,000 SH         SOLE               65,000
SUNTRUST BKS INC            COM               867914103   3,104        153,000 SH         SOLE              153,000
SYMANTEC CORP               COM               871503108   3,650        204,000 SH         SOLE              204,000
SYNOVUS FINL CORP           COM               87161C105   2,050      1,000,000 SH         SOLE            1,000,000
VALERO ENERGY CORP NEW      COM               91913Y100   1,675        100,000 SH         SOLE              100,000
WEYERHAEUSER CO             COM               962166104   6,600        153,000 SH         SOLE              153,000
YAMANA GOLD INC             COM               98462Y100   4,893        430,000 SH         SOLE              430,000


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